Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Long-Term Debt [Abstract]
LONG-TERM DEBT
5. LONG-TERM DEBT
At September 30, 2024, our long-term debt consisted of U.S. dollar-denominated and euro-denominated fixed rate senior secured notes, variable rate secured debt borrowed under the AR Facility and variable rate unsecured debt borrowed under the $500M Credit Facility.
The following table is a summary of our long-term debt at September 30, 2024 and December 31, 2023:

	At September 30, 2024	At December 31, 2023
Fixed Rate Senior Secured Notes:
Total U.S. dollar-denominated fixed rate senior secured notes	$13,845	$13,445
Euro-denominated fixed rate senior secured notes:
Euro Notes measured at issuance (a)	542	—
Remeasurement adjustment at September 30, 2024 (b)	14	—

Total euro-denominated fixed rate senior secured notes	556	—
Total fixed rate senior secured notes (c)	14,401	13,445

Variable Rate Secured Debt:
AR Facility due April 28, 2027 (d)	500	—

Variable Rate Unsecured Debt:
$500M Credit Facility due February 21, 2027 (e)	500	—

Total long-term debt	15,401	13,445
Unamortized discount, premium and debt issuance costs	(155)	(151)

Total carrying amount of debt	15,246	13,294
Less long-term debt, current (f)	(350)	—

Long-term debt, noncurrent	$14,896	$13,294

(a)
On May 21, 2024, we issued the Euro Notes. Our euro-denominated fixed rate payment obligations under the Euro Notes were effectively converted to U.S. dollar-denominated fixed-rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are expected to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the Euro Notes that are due in euros. As a result of the cross-currency swaps, the U.S. dollar principal amount due on the Euro Notes at maturity will be $542 million and the all-in
U.S. dollar fixed-rate coupon on the Euro Notes is 5.371%.

(b)	The remeasurement was calculated based on the exchange rate of €1.00 to $1.11325 on September 30, 2024.
(c)	Our senior secured notes are secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information.
(d)	Amounts borrowed under the AR Facility are secured by accounts receivable from REPs and certain related rights under the AR Facility. See “AR Facility” below for additional information.
(e)	Amounts borrowed under the $500M Credit Facility are unsecured. See “$500M Credit Facility” below for additional information.
(f)
At September 30, 2024, this amount reflects the $350 million aggregate principal amount of our 2.95% Senior Secured Notes due April 1, 2025. At December 31, 2023, in accordance with ASC
470-10
“Debt,” our intent to refinance the $500 million aggregate principal amount of our 2.75% Senior Secured Notes that were due June 1, 2024 on a long-term basis and our ability to refinance the obligation through the then-available capacity of the AR Facility and the $500M Credit Facility resulted in the 2.75% Senior Secured Notes due June 1, 2024 being classified as long-term debt, noncurrent.

At September 30, 2024 and December 31, 2023, our outstanding U.S. dollar-denominated fixed rate senior secured notes consisted of the following:

	At September 30, 2024	At December 31, 2023
U.S. Dollar-denominated Fixed Rate Senior Secured Notes:
2.75% Senior Notes due June 1, 2024	$—	$500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
5.50% Senior Notes, Series C, due May 1, 2026	200	200
4.30% Senior Notes due May 15, 2028	600	600
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
5.00% Senior Notes, Series F, due May 1, 2029	100	—
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	100
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.65% Senior Notes due November 15, 2033	800	800
5.45% Senior Notes, Series E, due May 1, 2036	100	100
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	900
5.35% Senior Notes due October 1, 2052	300	300
5.49% Senior Notes, Series G, due May 1, 2054	50	—
5.55% Senior Notes due June 15, 2054	750	—

Total U.S. dollar-denominated fixed rate senior secured notes	$13,845	$13,445

Deed of Trust
Our long-term senior secured notes are secured equally and ratably by a first priority lien on all property acquired or constructed by us for use in our electricity transmission and distribution business, subject to certain exceptions. The property is mortgaged under the Deed of Trust. The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.
AR Facility
In April 2023, we and our bankruptcy-remote special purpose entity Receivables LLC, a wholly owned subsidiary of Oncor, established the AR Facility, a revolving accounts receivable securitization facility. Under the terms of the AR Facility, Oncor sells or contributes all of its existing and future accounts receivable from REPs and certain related rights to Receivables LLC as contemplated by the terms of the AR Facility. Receivables LLC then pledges those REP receivables and related rights to the lenders under the AR Facility as collateral for borrowings. Oncor serves as servicer of the AR Facility and receives a fee from Receivables LLC equal to 1.00% per annum of the aggregate unpaid balance of receivables as of the last day of each settlement period.

Receivables LLC’s sole business consists of the purchase or acceptance through capital contributions of the receivables and related rights from Oncor and the subsequent retransfer of or granting of a security interest in such receivables and related rights to the administrative agent for the benefit of the lenders pursuant to the receivables financing agreement. Receivables LLC is a separate legal entity with its own separate creditors who will be entitled, upon its liquidation, to have amounts owed to them be satisfied out of Receivables LLC’s assets prior to any assets or value in Receivables LLC becoming available to Receivables LLC’s equity holder. The assets of Receivables LLC are not available to pay creditors of Oncor or any affiliate thereof.
Receivables LLC is considered a VIE. See Note 11 for more information related to our consolidated VIE.
Oncor has access to the AR Facility, under which Receivables LLC may borrow at any one time an amount equal to the borrowing base. The borrowing base is defined under the receivables financing agreement as an amount equal to the lesser of (i) the facility limit of $500 million or (ii) the amount calculated based on the outstanding balance of eligible receivables held as collateral at a particular time, subject to certain reserves, concentration limits, and other limitations. Borrowings under the AR Facility bear interest at the daily cost of asset-backed commercial paper issued by the conduit lenders to fund the loans, plus related dealer commissions and note issuance costs, or, if funded by the committed lenders, a rate per annum equal to SOFR calculated based on term SOFR for a one-month
interest period, plus the SOFR Adjustment. Receivables LLC also pays a used and unused fee in connection with the AR Facility.
The agreements relating to the AR Facility contain customary representations and warranties and affirmative and negative covenants. The agreements relating to the AR Facility also contain customary events of default for a facility of this type, the occurrence of which provides for the acceleration of all outstanding loans made under the AR Facility, including Receivables LLC’s failure to pay interest or other amounts due, Receivables LLC becoming insolvent or subject to bankruptcy proceedings or certain judicial judgments or breaches of certain representations and warranties and covenants.
On April 26, 2024, the scheduled termination date of the AR Facility was extended by one year from April 28, 2026 to April 28, 2027. The AR Facility will terminate at the earlier of (i) the scheduled termination date of April 28, 2027, (ii) the date on which the termination date is declared or deemed to have occurred upon the exercise of remedies by the administrative agent, or (iii) the date that is 30 days after notice of termination is provided by Receivables LLC. Subject to the consent of the administrative agent and the lenders, Receivables LLC may, 30 days prior to each anniversary date of the receivables financing agreement, extend the AR Facility in one-year
increments subject to lender approvals.
$500M Credit Facility
On February 21, 2024, we entered into an unsecured revolving $500M Credit Facility. The $500M Credit Facility has a borrowing capacity of $500 million and a maturity date of February 21, 2027. The $500M Credit Facility gives us the option to request an increase in our borrowing capacity of up to $500 million in $100 million minimum increments, subject to certain conditions, including lender approvals. The $500M Credit Facility also provides us with the option to request that each lender extend the term of its commitment for up to two additional one-year
periods, subject to certain conditions, including lender approvals.
Borrowings under the $500M Credit Facility bear interest at a per annum rate equal to, at our option, (i) term SOFR for the interest period relevant to such borrowing, plus the SOFR Adjustment, plus an applicable margin of between 0.875% and 1.50%, depending on certain credit ratings assigned to us, or (ii) an alternate base rate (equal to the greatest of (1) the prime rate publicly announced from time to time by the administrative agent as its prime rate, (2) the federal funds effective rate, plus 0.50%, and (3) term SOFR for a one-month
interest period on such date, plus the SOFR Adjustment, plus 1.0%), plus, in the case of clauses (1) through (3), an applicable margin of between 0.00% and 0.50%, depending on certain credit ratings assigned to our debt. The $500M Credit Facility also provides for an alternative rate of interest upon the occurrence of certain events related to the current rate of interest benchmark.
A commitment fee is payable quarterly in arrears and upon termination or commitment reduction at a rate per annum equal to between 0.075% and 0.625% of the commitments under the $500M Credit Facility, depending on certain credit ratings assigned to us and the utilization percentage. The utilization percentage is determined by dividing the aggregate principal amount of loans outstanding under the $500M Credit Facility by the total commitments.
Long-Term Debt-Related Activity in the Nine Months ended September 30, 2024
Senior Secured Notes Issuances
Issuance of 2024 NPA Notes
On April 24, 2024, we issued $100 million aggregate principal amount of 5.00% Senior Secured Notes, Series F, due May 1, 2029 (Series F Notes) and $50 million aggregate principal amount of 5.49% Senior Secured Notes, Series G, due May 1, 2054 (Series G Notes, and together with the Series F Notes, the 2024 NPA Notes). The 2024 NPA Notes were issued pursuant to the Note Purchase Agreement, dated March 27, 2024, between Oncor and the purchasers named therein (2024 NPA). We used the proceeds from the sale of the 2024 NPA Notes for general corporate purposes, including to repay outstanding CP Notes.
The Series F Notes bear interest at a rate of 5.00% per annum and mature on May 1, 2029. The Series G Notes bear interest at a rate of 5.49% per annum and mature on May 1, 2054. Interest on the 2024 NPA Notes will be payable semi-annually on May 1 and November 1, beginning November 1, 2024. Prior to April 1, 2029 in the case of the Series F Notes and November 1, 2053 in the case of the Series G Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after April 1, 2029 in the case of the Series F Notes and November 1, 2053 in the case of the Series G Notes, we may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.

The 2024 NPA contains customary covenants, restricting, subject to certain exceptions, us from, among other things, entering into mergers and consolidations, and sales of substantial assets. In addition, the 2024 NPA requires that we maintain a consolidated senior debt to consolidated total capitalization ratio of no greater than 0.65 to 1.00 and observe certain customary reporting requirements and other affirmative covenants.
The 2024 NPA also contains customary events of default, including the failure to pay principal or interest on the 2024 NPA Notes when due, among others. If any such event of default occurs and is continuing, among other remedies provided in the 2024 NPA, the outstanding principal of the 2024 NPA Notes may be declared due and payable.
Issuance of Euro Notes Under Indenture
On May 21, 2024, we issued €500 million aggregate principal amount of Euro Notes. The Euro Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. Our euro-denominated fixed-rate payment obligations under the Euro Notes were effectively converted to U.S. dollar-denominated fixed-rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are expected to mitigate foreign currency exchange risk associated with the interest and principal payments on the Euro Notes that are due in euros. As a result of the cross-currency swaps, the U.S. dollar principal amount due on the Euro Notes at maturity will be $542 million and the all-in
U.S. dollar fixed-rate coupon on the Euro Notes is 5.371%. See Note 10 for more information on our cross-currency swaps activities.
We intend to allocate/disburse the net proceeds from the sale of the Euro Notes, or an amount equal to the net proceeds from the sale of the Euro Notes, to finance and/or refinance, in whole or in part, investments in or expenditures on one or more new and/or existing eligible green projects in accordance with our sustainable financing framework. Eligible green projects will include new and/or existing projects which fall into one or more of the eligible categories of renewable energy, energy efficiency and climate change adaptation, and also meet the eligibility criteria set forth in the applicable offering documents. Prior to the allocation/disbursement of the full amount of the net proceeds from the sale of the Euro Notes to eligible green projects, we temporarily applied such net proceeds to repay $400 million aggregate principal amount outstanding under the AR Facility, which amount reflected the entire amount then-outstanding, and to repay outstanding CP Notes.
The Euro Notes bear interest at a rate of 3.50% per annum and mature on May 15, 2031. Interest on the Euro Notes will accrue from the date of the original issuance and will be payable annually on May 15 of each year, beginning on May 15, 2025. Prior to February 15, 2031, we may redeem the Euro Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after February 15, 2031, we may redeem the Euro Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of the Euro Notes, plus accrued and unpaid interest. We may also redeem the Euro Notes for cash in whole, but not in part, at the redemption price equal to 100% of the principal amount of the Euro Notes, plus accrued and unpaid interest, if certain tax events occur that would obligate us to pay certain additional amounts.
Issuance of Senior Secured Notes Under Indenture (2054 Notes)
On June 21, 2024, we issued $750 million aggregate principal amount of 5.55% Senior Secured Notes due June 15, 2054 (2054 Notes). The 2054 Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. We used the net proceeds from the sale of the 2054 Notes for general corporate purposes, including to repay outstanding CP Notes.
The 2054 Notes bear interest at a rate of 5.55% per annum and mature on June 15, 2054. Interest on the 2054 Notes accrued from June 21, 2024 and will be payable semi-annually on June 15 and December 15 of each year, beginning on December 15, 2024. Prior to December 15, 2053, we may redeem the 2054 Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after December 15, 2053, we may redeem the 2054 Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of the 2054 Notes, plus accrued and unpaid interest.
Senior Secured Notes Repayment
We repaid in full at maturity the $500 million aggregate principal amount of our 2.75% Senior Secured Notes due June 1, 2024, plus accrued and unpaid interest on such notes.
AR Facility
The following table summarizes the activity under the AR Facility in the nine months ended September 30, 2024:

Borrowing (Repayment)Amounts
Borrowing on January 30, 2024	$300
Borrowing on April 29, 2024	100
Repayment on May 21, 2024	(400)
Borrowing on June 27, 2024	140
Borrowing on August 30, 2024	235
Borrowing on September 30, 2024	125

Balance at September 30, 2024	$500

At September 30, 2024, the borrowing base for the AR Facility was $500 million and the aggregate borrowings outstanding under the AR Facility totaled $500 million.
$500M Credit Facility
We borrowed $220 million and $280 million aggregate principal amount under the $500M Credit Facility on February 28, 2024 and March 28, 2024, respectively.
At September 30, 2024, $500 million aggregate principal amount of borrowings was outstanding under the $500M Credit Facility.
Fair Value of Long-Term Debt
At September 30, 2024 and December 31, 2023, the estimated fair value of our long-term debt (including current maturities) totaled $14.880 billion and $12.798 billion, respectively, and the carrying amount totaled $15.246 billion and $13.294 billion, respectively. The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.

6. LONG-TERM DEBT
At December 31, 2023, our long-term debt consisted of fixed rate senior secured notes. Our senior secured notes are secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information. At December 31, 2023 and 2022, our long-term debt consisted of the following:

	At December 31,
	2023	2022
Fixed Rate Secured:
2.75% Senior Notes due June 1, 2024	$500	$500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
5.50% Senior Notes, Series C, due May 1, 2026	200	—
4.30% Senior Notes due May 15, 2028	600	—
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	—
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.65% Senior Notes due November 15, 2033	800	—
5.45% Senior Notes, Series E, due May 1, 2036	100	—
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	500
5.35% Senior Notes due October 1, 2052	300	300

Fixed rate secured long-term debt	13,445	11,245
Variable Rate Unsecured:
Term loan credit agreement due August 30, 2023	—	100

Total long-term debt	13,445	11,345
Unamortized discount, premium and debt issuance costs	(151)	(117)
Less amount due currently (a)	—	(100)

Long-term debt, noncurrent	$13,294	$11,128

(a)
In accordance with ASC
470-10
“Debt,” our intent to refinance the $500 million aggregate principal amount of our 2.75% Senior Notes due June 1, 2024 on a long-term basis and our ability to refinance the obligation through the available capacity of our AR Facility and the $500M Credit Facility results in the 2.75% Senior Notes due June 1, 2024 being classified as long-term debt, noncurrent.

Deed of Trust
Our long-term senior secured notes are secured equally and ratably by a first priority lien on all property acquired or constructed by us for use in our electricity transmission and distribution business, subject to certain exceptions. The property is mortgaged under the Deed of Trust. The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.
Long-Term Debt-Related Activities in 2023
Senior Secured Notes
March 2023 Note Purchase Agreement
On March 29, 2023, we entered into a note purchase agreement (March 2023 NPA) with the purchasers named therein, which provided for the issuance by us of certain senior secured notes. Pursuant to the March 2023 NPA, on March 29, 2023, we sold $200 million aggregate principal amount of 5.50% Senior Secured Notes, Series C, due May 1, 2026 (Series C Notes), $72 million aggregate principal amount of 5.34% Senior Secured Notes, Series D, due May 1, 2031 (Initial Series D Notes) and $80 million aggregate principal amount of 5.45% Senior Secured Notes, Series E, due May 1, 2036 (Initial Series E Notes), and on April 26, 2023, we sold an additional $28 million aggregate principal amount of 5.34% Senior Secured Notes, Series D, due May 1, 2031 (Additional Series D Notes and, together with the Initial Series D Notes, the Series D Notes) and an additional $20 million aggregate principal amount of 5.45% Senior Secured Notes, Series E, due May 1, 2036 (Additional Series E Notes and together with the Initial Series E Notes, Series E Notes). The senior secured notes issued under the March 2023 NPA are secured pursuant to the Deed of Trust.
The March 2023 NPA provides for optional prepayment and make-whole payments with respect to any series of notes issued under the March 2023 NPA. The March 2023 NPA also contains customary covenants, restricting us, subject to certain exceptions, from among other things, entering into mergers and consolidations, and sales of substantial assets. In addition, the March 2023 NPA requires that we maintain a consolidated senior debt to consolidated total capitalization ratio of no greater than 0.65 to 1.00 and observe certain customary reporting requirements and other affirmative covenants.
The March 2023 NPA contains customary events of default, including the failure to pay principal or interest when due, among others. If any such event of default occurs and is continuing, among other remedies provided in the March 2023 NPA, the outstanding principal of the notes issued under the March 2023 NPA may be declared due and payable.
We used the proceeds from the sale of the senior secured notes under the March 2023 NPA for general corporate purposes, including repayment of outstanding CP Notes.
The Series C Notes bear interest at a rate of 5.50% per annum and mature on May 1, 2026. The Series D Notes bear interest at a rate of 5.34% per annum and mature on May 1, 2031. The Series E Notes bear interest at a rate of 5.45% per annum and mature on May 1, 2036. Interest on the senior secured notes issued on March 29, 2023 was accrued beginning from March 29, 2023. Interest on the senior secured notes issued on April 26, 2023 was accrued beginning from April 26, 2023. All interest will be payable semi-annually on May 1 and November 1 of each year, beginning on November 1, 2023.
Issuance of Senior Secured Notes Under Indenture (2028 Notes and 2052 Notes)
On May 11, 2023, we issued $600 million aggregate principal amount of 4.30% Senior Secured Notes due May 15, 2028 (2028 Notes) and $400 million aggregate principal amount of 4.95% Senior Secured Notes due September 15, 2052 (2052 Notes). The 2052 Notes constitute an additional issuance of our 4.95% Senior Secured Notes due 2052, $500 million of which we previously issued on September 8, 2022. The 2028 Notes and 2052 Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust.
We used the proceeds (net of the initial purchasers’ discount fees, expenses and accrued interest) of approximately $970 million from the sale of the 2028 Notes and 2052 Notes for general corporate purposes, including to repay on May 11, 2023, the full amount of $625 million outstanding under our unsecured term loan credit agreement, dated January 24, 2023, the full amount of $150 million outstanding under our unsecured term loan credit agreement, dated March 22, 2023, and the then-full amount of $100 million outstanding under our AR Facility.
The 2028 Notes bear interest at a rate of 4.30% per annum and mature on May 15, 2028. The 2052 Notes bear interest at a rate of 4.95% per annum and mature on September 15, 2052. Interest on the 2028 Notes accrued from May 11, 2023 and will be payable semi-annually on May 15 and November 15 of each year, beginning on November 15, 2023. Interest on the 2052 Notes accrued from March 15, 2023, and will be payable semi-annually on March 15 and September 15 of each year, beginning on September 15, 2023. Prior to April 15, 2028 in the case of the 2028 Notes and March 15, 2052 in the case of the 2052 Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after April 15, 2028 in the case of the 2028 Notes and March 15, 2052 in the case of the 2052 Notes, we may redeem them at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.

Issuance of Senior Secured Notes Under Indenture (2033 Notes)
On November 13, 2023, we issued $800 million aggregate principal amount of 5.65% Senior Secured Notes due November 15, 2033 (2033 Notes). The 2033 Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust.
We used the proceeds (net of the initial purchasers’ discount fees and expenses) of approximately $791 million from the sale of the 2033 Notes for general corporate purposes, including to repay the then-full amount of $500 million outstanding under our AR Facility.
The 2033 Notes bear interest at a rate of 5.65% per annum and mature on November 15, 2033. Interest on the 2033 Notes accrued from November 13, 2023 and will be payable semi-annually on May 15 and November 15 of each year, beginning on May 15, 2024. Prior to August 15, 2033, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after August 15, 2033, we may redeem them at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.
AR Facility
On April 28, 2023, we and our bankruptcy-remote special purpose entity Receivables LLC, a wholly-owned subsidiary of Oncor, established the AR Facility, a revolving accounts receivable securitization facility. Under the terms of the AR Facility, Oncor sells or contributes all of its existing and future accounts receivable from REPs and certain related rights to Receivables LLC as contemplated by the terms of the AR Facility. Receivables LLC then pledges those REP receivables and related rights to the lenders under the AR Facility as collateral for borrowings. Oncor serves as servicer of the AR Facility and receives a fee from Receivables LLC equal to 1.00% per annum of the aggregate unpaid balance of receivables as of the last day of each settlement period.
Receivables LLC’s sole business consists of the purchase or acceptance through capital contributions of the receivables and related rights from Oncor and the subsequent retransfer of or granting of a security interest in such receivables and related rights to the administrative agent for the benefit of the lenders pursuant to the receivables financing agreement. Receivables LLC is a separate legal entity with its own separate creditors who will be entitled, upon its liquidation, to have amounts owed to them be satisfied out of Receivables LLC’s assets prior to any assets or value in Receivables LLC becoming available to Receivables LLC’s equity holder. The assets of Receivables LLC are not available to pay creditors of Oncor or any affiliate thereof.
Receivables LLC is considered a VIE. See Note 11 for more information related to our consolidated VIE.
Oncor has access to the AR Facility, under which Receivables LLC may borrow at any one time an amount equal to the borrowing base. The borrowing base is defined under the receivables financing agreement as an amount equal to the lesser of (i) the facility limit of $500 million and (ii) the amount calculated based on the outstanding balance of eligible receivables held as collateral at a particular time, subject to certain reserves, concentration limits, and other limitations.
At December 31, 2023, the borrowing base for the AR Facility was $500 million and no borrowings were outstanding under the AR Facility.
The agreements relating to the AR Facility contain customary representations and warranties, affirmative and negative covenants, and events of default, including but not limited to those providing for the acceleration of amounts owed under the AR Facility if, among other things, Receivables LLC fails to pay interest or other amounts due, Receivables LLC becomes insolvent or subject to bankruptcy proceedings or certain judicial judgments or breaches of certain representations and warranties and covenants. The AR Facility will terminate at the earlier of (i) April 28, 2026, (ii) the date on which the termination date is declared or deemed to have occurred upon the exercise of remedies by the administrative agent, or (iii) the date that is 30 days after notice by Receivables LLC. Subject to the consent of the administrative agent and the lenders, Receivables LLC may, 30 days prior to each anniversary date of the receivables financing agreement, extend the AR Facility in one-year
increments subject to lender approvals.
Term Loan Credit Agreement Activity
On January 9, 2023, we repaid the remaining $100 million principal amount outstanding under a term loan credit agreement, dated July 6, 2022, that was due to mature on August 30, 2023. Following such repayment, no borrowings remained outstanding and the term loan credit agreement ceased to be in effect.
On January 24, 2023, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $625 million. The term loan credit agreement had a maturity date of February 28, 2024. On January 27, 2023, we borrowed $500 million and on February 27, 2023, we borrowed the remaining $125 million under the term loan credit agreement. The proceeds from the borrowings were used for general corporate purposes, including repayment of outstanding CP Notes. Loans under the term loan credit agreement bore interest at a rate per annum equal to SOFR calculated based on term SOFR for a one-month
interest period as of a specified date, plus the SOFR Adjustment, plus a spread of 0.85%. On May 11, 2023, we repaid the full $625 million aggregate principal amount outstanding under the term loan credit agreement. As a result of the repayment, no borrowings remained outstanding and the term loan credit agreement ceased to be in effect.
On March 22, 2023, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $150 million. The term loan credit agreement had a maturity date of April 30, 2024. On March 23, 2023, we borrowed $150 million under the term loan credit agreement. The proceeds from the borrowing were used for general corporate purposes, including repayment of outstanding CP Notes. Loans under the term loan credit agreement bore interest at a rate per annum equal to SOFR calculated based on term SOFR for a one-month
interest period as of a specified date plus a spread of 0.95%. On May 11, 2023, we repaid the full $150 million aggregate principal amount outstanding under the term loan credit agreement. As a result of the repayment, no borrowings remained outstanding and the term loan credit agreement ceased to be in effect.
Interest Rate Hedge Transactions
In November 2023, we entered into interest rate hedge transactions hedging the variability of benchmark bond rates used to determine the interest rates on the anticipated issuance of ten-year
senior secured notes. The hedges were terminated in November 2023 upon the issuance of our 2033 Notes, and a $4 million ($3 million after-tax)
loss was reported in other comprehensive income. We expect approximately $3 million of the amount reported in accumulated other comprehensive loss at December 31, 2023 related to interest rate hedges entered into in November 2023, as well as interest rate hedges entered into in prior years to be reclassified into net income as an increase to interest expense within the next 12 months.
Maturities
Long-term debt maturities at December 31, 2023, are as follows:

Years	Amounts (a)
2024	$500
2025	974
2026	238
2027	—
2028	1,250
Thereafter	10,483

Total	$13,445

(a)	Excludes debt discounts, debt premiums and debt issuance costs.
Fair Value of Long-Term Debt
At December 31, 2023 and 2022, the estimated fair value of our long-term debt (including current maturities) totaled $12.798 billion and $10.398 billion, respectively, and the carrying amount totaled $13.294 billion and $11.228 billion, respectively. The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.
Long-Term Debt-Related Activities in 2024
Subsequent Borrowings under AR Facility
On January 30, 2024, we borrowed $300 million aggregate principal amount under the AR Facility.
$500M Credit Facility
On February 21, 2024, we entered into our new unsecured revolving $500M Credit Facility. The $500M Credit Facility has a borrowing capacity of $500 million and a maturity date of February 21, 2027. The $500M Credit Facility gives us the option to request an increase in our borrowing capacity of up to $500 million in $100 million minimum increments, subject to certain conditions, including lender approvals. The $500M Credit Facility also provides us with the option to request that each lender extend the term of its commitment for up to two additional one-year
periods, subject to certain conditions, including lender approvals.
Borrowings under the $500M Credit Facility bear interest at a per annum rate equal to, at our option, (i) term SOFR for the interest period relevant to such borrowing, plus an adjustment of 0.10% (the SOFR Adjustment), plus an applicable margin of between 0.875% and 1.50%, depending on certain credit ratings assigned to us, or (ii) an alternate base rate (equal to the greatest of (1) the prime rate publicly announced from time to time by the administrative agent as its prime rate, (2) the federal funds effective rate, plus 0.50%, and (3) term SOFR for a one-month
interest period on such date, plus the SOFR Adjustment, plus 1.0%), plus, in the case of clauses (1) through (3), an applicable margin of between 0.00% and 0.50%, depending on certain credit ratings assigned to our debt. The $500M Credit Facility also provides for an alternative rate of interest upon the occurrence of certain events related to the current rate of interest benchmark.
A commitment fee is payable quarterly in arrears and upon termination or commitment reduction at a rate per annum equal to between 0.075% and 0.625% of the commitments under the $500M Credit Facility, depending on certain credit ratings assigned to us and the utilization percentage. The utilization percentage is determined by dividing the aggregate principal amount of loans outstanding under the $500M Credit Facility by the total commitments.
On February 23, 2024, we submitted an irrevocable borrowing request under the $500M Credit Facility for a $220 million borrowing to be made on February 28, 2024. We intend to use the proceeds from the borrowing for general corporate purposes, including to repay outstanding CP Notes. Following the borrowing, $280 million will be available for future borrowings under the $500M Credit Facility.